Eaton Vance
National Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Chapman University, 1.867%, 4/1/29	$5,160	$ 4,305,462
Grand Canyon University, 4.125%, 10/1/24	20,000	18,944,000
		$ 23,249,462
Hospital — 0.6%
Sutter Health, 5.164%, 8/15/33	$14,000	$ 13,975,585
UPMC, 1.803%, 4/15/26	7,650	6,911,802
		$ 20,887,387
Total Corporate Bonds (identified cost $42,230,032)		$ 44,136,849

Tax-Exempt Municipal Obligations — 95.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
Delaware Valley Regional Finance Authority, PA, (LOC: TD Bank, N.A.), 3.95%, 3/1/52(1)	$3,600	$ 3,600,000
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/47(2)	10,000	11,075,500
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	9,850	11,242,298
		$ 25,917,798
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$14,652	$ 2,637,417
		$ 2,637,417
Education — 6.0%
California Educational Facilities Authority, (Stanford University), Sustainability Bonds, 5.00%, 4/1/51	$10,000	$ 11,889,700
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	45	37,653
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/47	5,595	5,382,838
Massachusetts Development Finance Agency, (Harvard University), 4.00%, 7/15/36	7,000	7,135,450
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/53	13,750	14,624,088
Security	Principal Amount (000's omitted)	Value
Education (continued)
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.00%, 2/15/43	$5,000	$ 4,866,900
Pennsylvania State University, 4.00%, 9/1/50	5,920	5,669,702
Philadelphia Authority for Industrial Development, PA, (Temple University), 5.00%, 4/1/45	5,000	5,065,450
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	3,500	2,845,010
University of California:
5.25%, 5/15/36	5,720	5,818,384
5.25%, 5/15/37	13,000	13,221,390
5.25%, 5/15/38	7,700	7,828,513
University of California Medical Center, 5.00%, 5/15/47	28,170	31,039,114
University of Massachusetts Building Authority, 5.00%, 11/1/52	20,000	21,248,600
University of Oregon, 5.00%, 4/1/50	12,500	13,388,250
University of Texas, 4.00%, 7/1/42	4,900	4,895,198
University of Utah, 5.00%, 8/1/44	12,240	13,029,358
University of Virginia, 5.00%, 4/1/42	19,370	20,506,050
Utah Board of Higher Education, (Dixie State University), 4.00%, 6/1/44	7,645	7,615,643
Utah State University, 4.00%, 4/1/48	10,875	10,546,358
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	5,000	4,899,200
Virginia Public School Authority, 5.00%, 8/1/39	3,850	4,436,740
		$ 215,989,589
Electric Utilities — 3.0%
Austin, TX, Electric Utility System Revenue, 5.00%, 11/15/37	$6,200	$ 7,146,926
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	16,020	12,407,490
Manatee County, FL, Public Utilities Revenue, 4.00%, 10/1/48	4,445	4,418,774
New York Power Authority, Green Bonds, 4.00%, 11/15/50	5,000	4,898,600
Omaha Public Power District, NE:
5.00%, 2/1/47(2)	20,000	22,011,600
5.25%, 2/1/52	12,500	13,905,750
Philadelphia, PA, Gas Works Revenue:
(LOC: TD Bank, N.A.), 3.95%, 8/1/31(1)	7,700	7,700,000
(LOC: TD Bank, N.A.), 3.95%, 8/1/31(1)	10,900	10,900,000
(LOC: TD Bank, N.A.), 3.95%, 8/1/31(1)	4,610	4,610,000

Eaton Vance
National Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/43	$10,520	$ 10,547,773
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	10,000	10,487,800
		$ 109,034,713
Escrowed/Prerefunded — 1.2%
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), Prerefunded 11/15/31, 5.00%, 5/15/46	$65	$ 73,329
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	8,460	9,454,219
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	14,863,016
New Jersey Turnpike Authority, Prerefunded to 7/1/24, 5.00%, 1/1/31	10,000	10,188,000
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	9,277,197
University of California, Prerefunded to 5/15/24, 5.25%, 5/15/36	1,360	1,386,017
		$ 45,241,778
General Obligations — 23.3%
Alamo Community College District, TX, 4.50%, 8/15/47	$4,000	$ 4,149,520
Austin Independent School District, TX, 5.00%, 8/1/48	5,000	5,335,550
Beaverton School District No. 48J, OR, 5.00%, 6/15/52(2)	15,000	16,381,950
Bergen County Improvement Authority, NJ, (Bergen New Bridge Medical Center), 5.00%, 8/1/47	5,000	5,552,250
California:
5.00%, 10/1/35	7,000	8,296,960
5.00%, 10/1/36	10,000	11,771,100
5.00%, 11/1/42	25,000	28,369,500
5.25%, 9/1/47	10,500	11,977,770
Centennial School District No. 28Jt, OR, 5.00%, 6/15/50	10,000	10,793,200
Chicago Board of Education, IL:
5.00%, 12/1/30	9,000	9,268,020
5.00%, 12/1/37	2,500	2,559,950
5.00%, 12/1/42	10,405	10,289,817
5.00%, 12/1/44	20,515	20,380,627
Chicago, IL:
4.00%, 1/1/35	2,500	2,471,825
5.00%, 1/1/40	1,500	1,545,750
5.00%, 1/1/44	12,350	12,571,188
5.25%, 1/1/38	6,750	7,316,798
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL: (continued)
5.50%, 1/1/39	$5,000	$ 5,497,550
Clark County, NV, 5.00%, 5/1/48	19,650	20,689,092
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/43	7,370	7,407,955
5.00%, 2/15/37	4,000	4,606,840
5.00%, 2/15/39	4,070	4,601,257
Delaware:
5.00%, 5/1/36	9,070	10,742,054
5.00%, 5/1/37	8,600	10,082,898
District of Columbia, 4.00%, 2/1/46	17,450	17,171,323
Fort Worth Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	7,000	7,381,010
Frederick County, MD, 5.00%, 4/1/38	3,565	4,125,204
Galveston Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/47	10,000	9,998,000
Harris County Flood Control District, TX:
4.25%, 10/1/47	10,940	11,077,953
Sustainability Bonds, 4.00%, 9/15/48(4)	10,000	9,832,300
Hermiston School District No. 8R, OR:
0.00%, 6/15/42	6,475	2,736,983
0.00%, 6/15/45	4,595	1,660,771
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	14,300	14,334,606
Illinois:
4.00%, 7/1/37	15,000	14,832,000
5.00%, 2/1/24	10,705	10,786,893
5.00%, 11/1/24	11,295	11,495,712
5.00%, 2/1/27	18,500	18,639,860
5.00%, 2/1/29	15,000	15,818,400
5.00%, 5/1/39	10,000	10,044,200
5.50%, 5/1/39	870	951,084
5.50%, 3/1/42	11,700	12,884,040
5.75%, 5/1/45	890	969,673
Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/53	6,025	5,831,598
Lake Oswego, OR:
5.00%, 6/1/35	3,975	4,715,861
5.00%, 6/1/37	4,415	5,132,217
Louisiana, 5.00%, 4/1/35	10,265	12,112,700
Massachusetts:
3.00%, 4/1/49	10,000	7,769,100
4.00%, 12/1/44	7,850	7,797,326
5.00%, 5/1/48(4)	16,000	17,603,040

Eaton Vance
National Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Multnomah County School District No. 1J, OR:
5.00%, 6/15/37	$6,430	$ 7,415,526
5.00%, 6/15/40	6,820	7,741,859
New York, NY:
4.00%, 8/1/38	11,520	11,699,597
4.00%, 9/1/46	10,000	9,853,600
4.00%, 4/1/50	5,000	4,876,050
4.21%, 4/1/42(5)	1,700	1,700,000
5.00%, 8/1/47	22,350	24,386,979
5.25%, 5/1/42	3,335	3,764,415
5.25%, 4/1/47	5,000	5,653,050
(SPA: JPMorgan Chase Bank, N.A.), 3.60%, 3/1/40(5)	4,495	4,495,000
(SPA: JPMorgan Chase Bank, N.A.), 3.60%, 6/1/44(5)	3,300	3,300,000
Northwest Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	20,000	21,798,000
Norwalk, CT, 4.00%, 8/15/47	10,000	9,871,500
Norwood, MA, 4.00%, 9/15/47	11,065	10,939,191
Pasadena Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/52	10,000	9,834,900
Pleasanton Unified School District, CA, (Election of 2022), 4.00%, 8/1/48	5,885	5,836,566
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/52	8,000	7,854,720
Puerto Rico:
4.00%, 7/1/41	7,500	6,536,100
5.625%, 7/1/29	10,762	11,542,734
5.75%, 7/1/31	13,891	15,201,046
Raleigh, NC, 4.00%, 4/1/43	6,890	6,939,332
Rice County, MN, 4.00%, 2/1/52	7,170	6,936,832
San Antonio Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47	10,000	11,010,300
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/46	11,230	11,197,770
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	11,195,500
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	9,010,750
Temple Independent School District, TX, (PSF Guaranteed), 4.25%, 2/1/47	13,000	13,234,780
Texas City Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/45	11,160	11,100,071
Tomball Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	8,000	8,843,120
Union County, NC:
5.00%, 9/1/35	6,720	8,031,341
5.00%, 9/1/38	6,720	7,820,870
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Waco Independent School District, TX, (PSF Guaranteed), 4.125%, 8/15/47	$6,000	$ 6,011,580
Washington:
5.00%, 2/1/33	13,140	13,270,217
5.00%, 8/1/35	10,000	11,774,700
5.00%, 8/1/36	10,000	11,653,600
5.00%, 6/1/40	5,350	5,736,752
5.00%, 6/1/41	5,465	5,848,097
5.00%, 6/1/42	5,950	6,352,399
Wisconsin, 4.00%, 5/1/41	7,090	7,117,367
Ysleta Independent School District, TX, (PSF Guaranteed):
4.25%, 8/15/56	11,000	10,897,920
5.00%, 8/15/56(2)	5,000	5,425,450
		$ 842,070,856
Hospital — 11.0%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$10,000	$ 10,464,700
5.00%, 4/1/52	10,000	10,411,400
California Health Facilities Financing Authority, (Cedars-Sinai Health System):
4.00%, 8/15/48	19,665	19,336,005
5.00%, 8/15/51	13,880	15,092,140
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), (SPA: JPMorgan Chase Bank, N.A.), 3.75%, 1/15/48(5)	5,090	5,090,000
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 3.75%, 1/15/37(5)	4,500	4,500,000
Colorado Health Facilities Authority, (AdventHealth Obligated Group):
3.00%, 11/15/51	10,000	7,383,900
4.00%, 11/15/43	12,145	11,928,090
4.00%, 11/15/50	6,530	6,222,372
Colorado Health Facilities Authority, (Adventist Health System/Sunbelt Obligated Group), 4.00%, 11/15/46	9,715	9,386,342
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/49	2,885	2,435,748
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	5,295	5,420,544
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	4,005	3,585,436
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	5,000	4,766,800
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 6/1/41	8,000	7,717,520

Eaton Vance
National Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Geisinger Authority, PA, (Geisinger Health System): (continued)
4.00%, 2/15/47	$9,105	$ 8,466,739
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), 4.00%, 10/1/47	3,575	3,417,450
Illinois Finance Authority, (Northwestern Memorial HealthCare), 4.00%, 7/15/47	7,500	7,138,950
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	7,829,025
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	10,500	10,891,230
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	14,295	13,254,753
Maricopa County Industrial Development Authority, AZ, (Banner Health), Series 2019E, 4.00%, 1/1/45	9,000	8,695,170
Massachusetts Development Finance Agency, (Partners HealthCare System), 4.00%, 7/1/41	8,500	8,345,640
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), (LOC: TD Bank, N.A.), 3.95%, 7/1/40(1)	7,250	7,250,000
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 11/1/44	22,760	23,113,690
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,795	10,882,067
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/45	10,000	9,624,200
4.00%, 12/1/49	5,645	5,330,856
5.00%, 12/1/41	5,395	5,652,180
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/39	6,405	6,256,980
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	9,475	9,128,120
5.00%, 1/1/44	6,000	6,029,940
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	16,725	15,582,181
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	6,000	5,524,920
5.00%, 11/15/38	3,000	3,002,190
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: TD Bank, N.A.), 3.85%, 7/1/43(1)	5,000	5,000,000
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	11,795	12,398,432
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,325,698
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Oregon Health and Science University:
Green Bonds, 3.00%, 7/1/51	$5,540	$ 4,118,879
Green Bonds, 4.00%, 7/1/51	4,035	3,990,454
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
4.00%, 8/15/38	2,000	2,003,560
4.00%, 8/15/42	5,010	4,893,618
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	11,947,684
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	10,000	10,076,000
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	5,000	4,695,000
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45	8,000	8,174,320
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 4.00%, 10/1/45	5,000	4,869,000
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 4.00%, 11/15/43	4,625	4,480,376
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/39	5,000	4,972,300
4.00%, 11/15/46	5,000	4,759,450
Wisconsin Health and Educational Facilities Authority, (Children's Hospital of Wisconsin, Inc.), 4.00%, 8/15/42	10,000	9,741,900
		$ 397,603,949
Housing — 1.6%
California Community Housing Agency, (Summit at Sausalito Apartments), 3.00%, 2/1/57(6)	$4,355	$ 2,897,469
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(6)	18,975	12,618,185
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(6)	9,930	6,612,983
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/53	2,300	2,326,772
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue:
5.00%, 7/1/56	1,750	1,787,222
5.75%, 7/1/53	2,000	2,184,680
Massachusetts Housing Finance Agency, (Mill Road Apartments), 4.56%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(7)	3,890	3,890,000

Eaton Vance
National Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	$1,500	$ 1,476,000
New York City Housing Development Corp., NY, 2.60%, 11/1/46	3,000	2,080,050
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	4,000	3,952,440
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.00%, 10/1/50	7,335	7,539,867
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31(8)	10,640	10,427,200
		$ 57,792,868
Industrial Development Revenue — 2.5%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(6)	$1,000	$ 907,100
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	145	145,028
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	1,500	1,529,745
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	31,500	30,818,025
(AMT), 5.00%, 10/1/40	41,585	42,555,594
Pennsylvania Economic Development Financing Authority, (Republic Services, Inc.), 3.45%, 12/1/30(4)	3,000	3,000,000
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(6)	3,350	3,193,655
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	5,000	5,013,900
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(6)	475	469,295
Warren County, MS, (International Paper Co.), 1.375% to 6/16/25 (Put Date), 5/1/34	4,000	3,813,040
		$ 91,445,382
Insured - Electric Utilities — 0.1%
Brownsville, TX, Utility System Revenue, (BAM), 5.00%, 9/1/51	$1,195	$ 1,261,119
Omaha Public Power District, NE, (AGM), 4.00%, 2/1/51	4,125	4,130,363
		$ 5,391,482
Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded — 1.1%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$37,070	$ 38,705,528
		$ 38,705,528
Insured - General Obligations — 1.1%
Clark County School District, NV, (AGM), 4.25%, 6/15/41	$5,000	$ 5,062,400
Ellis County Unified School District No. 489, KS, (AGM), 5.00%, 9/1/47	13,600	14,563,152
Lumberton Municipal Utility District, TX, (AGM), 3.00%, 8/15/52	5,045	3,732,392
Nassau County, NY, (AGM), 5.00%, 4/1/49	10,335	11,195,595
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	5,835	5,696,127
		$ 40,249,666
Insured - Hospital — 0.0%(9)
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	$800	$ 852,640
		$ 852,640
Insured - Lease Revenue/Certificates of Participation — 0.2%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, (AGM), 4.00%, 6/1/39	$8,000	$ 7,873,600
		$ 7,873,600
Insured - Other Revenue — 0.0%
Hudson Yards Infrastructure Corp., NY, (AGM), 4.00%, 2/15/47	$1,530	$ 1,496,967
		$ 1,496,967
Insured - Special Tax Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$ 33,882,266
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	11,000	12,452,660
(NPFG), 5.50%, 1/1/30	3,080	3,553,643
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,440	10,150,603
		$ 60,039,172
Insured - Transportation — 1.2%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$ 6,739,376

Eaton Vance
National Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.25%, 7/1/48(4)	$12,000	$ 12,854,400
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	10,000	10,283,500
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	4,000	3,948,960
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48	8,900	8,715,414
		$ 42,541,650
Insured - Water and Sewer — 0.3%
Pittsburg Public Financing Authority, CA, Water Revenue, (AGM), 5.00%, 8/1/52	$10,000	$ 10,852,300
		$ 10,852,300
Lease Revenue/Certificates of Participation — 3.5%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/48(4)	$12,000	$ 13,276,200
Colorado, Certificates of Participation, 6.00%, 12/15/40	5,045	6,035,031
Hampton Roads Transportation Accountability Commission, VA, 4.00%, 7/1/57	5,000	4,817,550
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	6,255	5,959,701
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	12,700	13,837,793
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.25%, 6/15/44	3,600	3,566,916
5.00%, 6/15/50	20,500	21,155,180
2019 Series AA, 5.25%, 6/15/43	10,000	10,530,700
2019 Series BB, 4.00%, 6/15/50	17,575	16,593,085
2020 Series AA, 4.00%, 6/15/50	15,000	14,161,950
2022 Series CC, 5.25%, 6/15/43	5,750	6,282,048
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 6/15/38	5,000	5,451,250
Virginia College Building Authority, (21st Century College and Equipment Programs), 5.00%, 2/1/34	5,000	5,944,100
		$ 127,611,504
Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$2,205	$ 2,215,981
		$ 2,215,981
Security	Principal Amount (000's omitted)	Value
Other Revenue — 2.8%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$33,710	$ 31,618,294
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	250	45,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	750	758,745
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	4,900	5,107,907
Kalispel Tribe of Indians, WA:
Series A, 5.25%, 1/1/38(6)	1,865	1,917,257
Series B, 5.25%, 1/1/38(6)	1,000	1,028,020
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 3/1/30 (Put Date), 7/1/53	6,785	7,092,903
5.00% to 6/1/30 (Put Date), 6/1/53	10,000	10,359,600
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 4.384%, (67% of SOFR + 1.00%), 12/1/27 (Put Date), 12/1/52(7)	12,500	12,234,625
Oregon Department of Administrative Services, Lottery Revenue:
5.00%, 4/1/41	3,000	3,372,660
5.00%, 4/1/42	2,795	3,129,142
Tennessee Energy Acquisition Corp., 5.00% to 11/1/31 (Put Date), 5/1/52	11,285	11,714,959
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	11,645	12,136,303
		$ 100,515,415
Senior Living/Life Care — 1.1%
California Public Finance Authority, (Enso Village):
Green Bonds, 2.125%, 11/15/27(6)	$1,155	$ 1,114,413
Green Bonds, 2.375%, 11/15/28(6)	970	930,376
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	231,233
5.375%, 11/15/55	225	208,926
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	7,072,480
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(6)	5,550	5,372,345
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	4,440	3,211,274
Public Finance Authority, WI, (Searstone CCRC), 3.00%, 6/1/28(6)	17,410	16,061,247
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/31	960	912,211

Eaton Vance
National Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	$730	$ 686,813
6.75%, 11/15/51	3,250	2,957,825
6.875%, 11/15/55	200	183,494
		$ 38,942,637
Special Tax Revenue — 9.2%
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue, Green Bonds, 4.00%, 11/1/46	$11,825	$ 11,545,339
Dallas Area Rapid Transit, TX, Sales Tax Revenue:
3.00%, 12/1/47	7,825	6,145,833
4.00%, 12/1/51	3,820	3,693,138
District of Columbia, Income Tax Revenue, 5.50%, 7/1/47	10,000	11,444,700
Houston, TX, Hotel Occupancy Tax and Special Revenue, 3.00%, 9/1/33	140	132,391
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 7/1/44	15,060	16,692,203
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/48	5,405	5,298,413
4.00%, 7/1/51	12,705	12,430,064
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
4.00%, 6/15/50	11,250	10,217,925
5.00%, 6/15/50	2,465	2,508,680
5.00%, 6/15/57	2,000	2,018,780
Michigan Trunk Line Fund:
4.00%, 11/15/45	9,925	9,763,421
4.00%, 11/15/46	10,000	9,807,300
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(8)	230	0
5.35%, 5/1/38(8)	80	0
5.75%, 5/1/38	325	327,402
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	5,000	5,078,700
5.00%, 8/1/38	10,000	10,424,100
5.00%, 11/1/46	1,095	1,205,496
5.00%, 11/1/46(2)	13,000	14,311,830
(SPA: Barclays Bank PLC), 3.75%, 11/1/42(5)	4,000	4,000,000
(SPA: Barclays Bank PLC), 3.75%, 11/1/44(5)	7,335	7,335,000
(SPA: JPMorgan Chase Bank, N.A.), 3.60%, 11/1/36(5)	4,315	4,315,000
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue: (continued)
(SPA: JPMorgan Chase Bank, N.A.), 3.60%, 8/1/39(5)	$3,400	$ 3,400,000
2015 Series B, 5.00%, 8/1/39	2,585	2,618,863
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/39	10,000	10,075,400
4.00%, 3/15/40	10,000	10,008,800
4.00%, 2/15/47	15,220	14,891,400
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	7,840	8,288,370
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/49	25,000	27,356,000
New York State Urban Development Corp., Sales Tax Revenue, 4.00%, 3/15/46	4,950	4,892,184
New York Thruway Authority, Personal Income Tax Revenue:
4.00%, 3/15/44	5,000	4,932,550
Green Bonds, 5.00%, 3/15/53	10,000	10,882,800
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,912,850
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	19,385	5,469,865
5.00%, 7/1/58	38,291	37,424,095
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	13,000	14,460,160
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35(8)	380	360,472
Series A2, 5.80%, 5/1/35(8)	310	208,497
Sterling Hill Community Development District, FL, 6.20%, 5/1/35(8)	1,532	781,140
Triborough Bridge and Tunnel Authority, NY:
5.00%, 5/15/47	8,240	8,988,027
5.00%, 5/15/52	8,945	10,239,431
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	5,000	4,893,900
		$ 333,780,519
Student Loan — 0.0%(9)
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	$2,060	$ 2,056,766
		$ 2,056,766
Transportation — 18.6%
Metropolitan Washington Airports Authority, D.C.:
(LOC: TD Bank, N.A.), 3.95%, 10/1/40(1)	$2,690	$ 2,690,000

Eaton Vance
National Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Washington Airports Authority, D.C.: (continued)
(LOC: TD Bank, N.A.), 3.95%, 10/1/39(1)	$7,150	$ 7,150,000
(AMT), 5.00%, 10/1/44	10,500	10,957,905
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AMT), 4.00%, 1/1/39	9,000	8,730,360
(AMT), 5.00%, 1/1/51	12,775	13,266,710
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,516,230
Chicago, IL, (Midway International Airport):
5.00%, 1/1/41	6,000	6,125,880
(AMT), 5.00%, 1/1/34	5,250	5,268,533
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	9,244,545
5.00%, 1/1/36	6,000	6,204,960
(AMT), 5.00%, 1/1/34	12,500	12,689,750
(AMT), 5.00%, 1/1/47	16,450	16,721,096
(AMT), 5.00%, 1/1/53	14,370	14,729,968
(AMT), 5.25%, 1/1/53	10,500	11,036,760
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/31	10,395	10,450,509
(AMT), 5.25%, 11/1/30	11,015	11,050,138
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/43	5,000	4,790,650
(AMT), 5.00%, 12/1/35	5,000	5,292,350
(AMT), 5.00%, 12/1/38	10,000	10,448,600
(AMT), 5.00%, 11/15/42	9,575	10,210,110
(AMT), 5.00%, 11/15/53	5,835	6,105,511
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/43	3,900	4,033,692
(AMT), 5.00%, 7/1/45	16,075	16,186,078
(AMT), 5.00%, 7/1/47	12,500	13,114,250
Illinois Toll Highway Authority:
4.00%, 1/1/46	10,185	9,792,776
5.00%, 1/1/38	15,000	15,070,500
5.25%, 1/1/45	15,000	16,555,200
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority):
(AMT), 5.25%, 1/1/40	5,000	5,417,150
(AMT), 5.25%, 1/1/41	3,255	3,515,205
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/38	13,500	14,130,450
(AMT), 5.00%, 3/1/46	6,400	6,587,072
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization): (continued)
(AMT), 5.00%, 3/1/54	$4,835	$ 4,932,474
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/46	6,775	7,086,718
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	19,935	20,963,845
Green Bonds, (AMT), 5.00%, 5/15/47	17,855	18,782,924
Massachusetts Port Authority:
(AMT), 4.00%, 7/1/46	12,465	11,586,093
(AMT), 5.00%, 7/1/43	8,000	8,180,160
Metropolitan Nashville Airport Authority, TN:
(AMT), 5.00%, 7/1/49	10,500	10,864,875
(AMT), 5.25%, 7/1/47	10,750	11,484,870
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	3,050	3,107,798
New Jersey Turnpike Authority, 4.50%, 1/1/48	8,000	8,330,640
New York Thruway Authority, 4.00%, 1/1/44	10,000	9,868,500
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/46	25,865	25,589,279
(AMT), 5.25%, 1/1/50	1,180	1,181,510
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	10,000	10,678,800
North Texas Tollway Authority, 4.125%, 1/1/39	10,215	10,310,510
Oregon Department of Transportation, 4.00%, 11/15/42	11,730	11,801,318
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.75%, 6/30/48	9,750	10,736,505
Pennsylvania Turnpike Commission:
(LOC: TD Bank, N.A.), 3.95%, 12/1/38(1)	10,000	10,000,000
(LOC: TD Bank, N.A.), 3.95%, 12/1/39(1)	8,700	8,700,000
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	4,595	4,689,106
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 5.00%, 7/1/42	6,250	6,437,063
(AMT), 5.00%, 7/1/49	10,400	10,765,976
Port Authority of New York and New Jersey:
4.00%, 11/1/39	2,150	2,173,113
5.00%, 9/1/37	6,000	6,579,000
(AMT), 5.00%, 7/15/39	5,000	5,424,150
Port of Portland, OR, (Portland International Airport):
(AMT), 4.00%, 7/1/50	5,000	4,705,350
(AMT), 5.00%, 7/1/44	8,000	8,294,160

Eaton Vance
National Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port of Portland, OR, (Portland International Airport): (continued)
(AMT), 5.00%, 7/1/45	$12,260	$ 12,749,419
(AMT), 5.25%, 7/1/43	17,000	18,501,440
Port of Seattle, WA, (AMT), 5.00%, 4/1/44	9,870	10,224,037
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	17,330	17,739,854
(AMT), 5.00%, 7/1/43	3,165	3,262,039
(AMT), 5.00%, 7/1/46	15,975	16,692,277
(AMT), 5.00%, 7/1/47	6,500	6,633,120
(AMT), 5.25%, 7/1/48	16,260	16,867,636
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/49	5,000	5,158,350
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/38	4,140	3,877,317
5.00%, 12/31/35	2,885	3,029,365
Virginia Port Authority, 5.00%, 7/1/41	2,800	3,185,840
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	7,220	6,807,882
		$ 672,066,251
Water and Sewer — 4.8%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/47	$4,000	$ 4,363,760
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	5,500	6,107,310
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48(4)	5,305	5,039,750
District of Columbia Water and Sewer Authority, 4.00%, 10/1/51	10,935	10,607,934
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	3,000	2,939,100
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	4,000	3,985,800
Marin Municipal Water District, CA, 4.00%, 6/15/45	10,335	10,340,891
Massachusetts Clean Water Trust, Green Bonds, 5.00%, 2/1/43	3,000	3,370,800
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,202,097
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/49	10,000	9,862,100
4.125%, 6/15/47	5,000	4,993,100
5.00%, 6/15/47(2)	8,000	8,813,040
5.00%, 6/15/51	5,000	5,400,450
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System): (continued)
5.25%, 6/15/46	$12,000	$ 13,632,840
(SPA: JPMorgan Chase Bank, N.A.), 3.60%, 6/15/43(5)	4,300	4,300,000
(SPA: JPMorgan Chase Bank, N.A.), 3.60%, 6/15/50(5)	5,330	5,330,000
(SPA: State Street Bank & Trust Co.), 3.55%, 6/15/41(5)	1,500	1,500,000
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	5,000	5,270,050
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	23,445	25,198,452
Sarasota County, FL, Utility System Revenue, 5.25%, 10/1/52	15,000	16,771,800
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 9/1/52	8,610	9,390,927
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	5,190	5,056,461
Texas Water Development Board, 4.00%, 10/15/49	2,500	2,478,000
		$ 172,954,662
Total Tax-Exempt Municipal Obligations (identified cost $3,368,315,196)		$3,445,881,090

Taxable Municipal Obligations — 4.4%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(9)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(3)	$6,976	$ 1,255,705
		$ 1,255,705
Education — 0.1%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
2.65%, 4/1/30	$1,100	$ 892,793
3.15%, 4/1/37	1,750	1,296,295
		$ 2,189,088
General Obligations — 0.5%
Lakeside School District No. 9, AR:
1.65%, 4/1/36	$1,115	$ 771,268
1.90%, 4/1/39	750	492,142

Eaton Vance
National Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Los Angeles Community College District, CA, 1.806%, 8/1/30	$15,000	$ 12,543,000
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	7,122	3,596,553
		$ 17,402,963
Hospital — 0.9%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$ 33,854,070
		$ 33,854,070
Industrial Development Revenue — 0.1%
JobsOhio Beverage System, OH, 4.433%, 1/1/33	$5,000	$ 4,943,100
		$ 4,943,100
Insured - General Obligations — 0.0%(9)
Westland Tax Increment Finance Authority, MI:
(AGM), 2.31%, 4/1/33	$1,165	$ 947,879
(AGM), 2.41%, 4/1/34	195	157,078
		$ 1,104,957
Insured - Transportation — 1.3%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/26	$22,500	$ 18,918,000
(AMBAC), 0.00%, 10/1/27	34,390	27,505,466
		$ 46,423,466
Lease Revenue/Certificates of Participation — 0.3%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$10,000	$ 9,741,800
		$ 9,741,800
Other Revenue — 0.7%
Golden State Tobacco Securitization Corp., CA, 3.714%, 6/1/41	$28,000	$ 21,329,000
Santa Cruz County, CA, Pension Obligation Bonds, 2.291%, 6/1/33	3,000	2,422,260
		$ 23,751,260
Senior Living/Life Care — 0.0%(9)
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.45%, 11/15/23	$1,250	$ 1,230,337
		$ 1,230,337
Security	Principal Amount (000's omitted)	Value
Transportation — 0.5%
Foothill/Eastern Transportation Corridor Agency, CA, 4.094%, 1/15/49	$20,856	$ 17,303,389
		$ 17,303,389
Total Taxable Municipal Obligations (identified cost $173,358,389)		$ 159,200,135
Total Investments — 100.8% (identified cost $3,583,903,617)		$3,649,218,074
Other Assets, Less Liabilities — (0.8)%		$ (29,041,041)
Net Assets — 100.0%		$3,620,177,033
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2023.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	When-issued/delayed delivery security.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2023.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $53,122,345 or 1.5% of the Fund's net assets.
(7)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(8)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.
(9)	Amount is less than 0.05%.
At June 30, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	14.7%
California	12.9%
Texas	11.9%
Others, representing less than 10% individually	60.1%

Eaton Vance
National Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2023, 6.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 3.3% of total investments.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(925)	Short	9/20/23	$(117,388,281)	$78,639
					$78,639
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association

Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

At June 30, 2023,, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
National Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 44,136,849	$ —	$ 44,136,849
Tax-Exempt Municipal Obligations	—	3,445,881,090	—	3,445,881,090
Taxable Municipal Obligations	—	159,200,135	—	159,200,135
Total Investments	$ —	$3,649,218,074	$ —	$3,649,218,074
Futures Contracts	$78,639	$ —	$ —	$ 78,639
Total	$78,639	$3,649,218,074	$ —	$3,649,296,713
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.